Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Financial Instruments with Off-Balance Sheet Risk

NOTE 11 – FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Bank is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments are primarily loan commitments to extend credit and letters of credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the Consolidated Balance Sheets. The contract amount of these instruments reflects the extent of involvement the Bank has in these financial instruments. The Bank’s exposure to credit loss in the event of the nonperformance by the other party to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of these instruments. The Bank uses the same credit policies in making loan commitments as it does for on-balance sheet loans.

The following financial instruments whose contract amount represents credit risk were outstanding on December 31:

(Dollars in thousands)	2020	2019
Commitments to extend credit	$227,532	$210,579
Letters of credit	700	741

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Consumer commitments generally have fixed expiration dates and commercial commitments are generally due on demand and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The Company evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral, obtained if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the customer. Collateral held varies but may include residential real estate, accounts receivable, recognized inventory, property, plant and equipment, and income-producing commercial properties.

Letters of credit are written conditional commitments issued by the Company to guarantee the performance of a customer to a third party and are reviewed for renewal at expiration. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. The Company requires collateral supporting these commitments when deemed appropriate.

The Company had a reserve for unfunded loan commitments of $25 thousand as of December 31, 2020 and $8 thousand as of December 31, 2019.